MAJOR CUSTOMERS AND SUPPLIERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 46,131,229	$ 68,252,726
Sales Revenue, Goods, Net [Abstract]
Sales Revenue, Goods, Net	2,286,119,379	1,774,970,623	1,296,654,938
Advances to suppliers | Supplier concentration risk | Company I
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	11,500,629	19,104,520
Advances to suppliers | Supplier concentration risk | Company II
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	14,603,391	31,925,428
Advances to suppliers | Supplier concentration risk | Company III
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	18,725,689	21,536,126
Advances to suppliers | Supplier concentration risk | Company IV
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	6,641,815	10,665,422
Net Revenue | Customer concentration risk | Company A
Sales Revenue, Goods, Net [Abstract]
Sales Revenue, Goods, Net	$ 301,678,854	$ 86,116,773